Investments in associates and joint arrangements	12 Months Ended
Mar. 31, 2022
Investments in associates and joint arrangements.
Investments in associates and joint arrangements

12. Investments in associates and joint arrangements

The Group holds interests in associates in Kenya and in India, where we have significant influence, as well as in a number of joint arrangements in the UK, Italy, the Netherlands, India and Australia, where we share control with one or more third parties. For further details see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation ‘to the consolidated financial statements.

Accounting policies

Interests in joint arrangements

A joint arrangement is a contractual arrangement whereby the Group and other parties undertake an economic activity that is subject to joint control; that is, when the relevant activities that significantly affect the investee’s returns require the unanimous consent of the parties sharing control. Joint arrangements are either joint operations or joint ventures.

Gains or losses resulting from the contribution or sale of a subsidiary as part of the formation of a joint arrangement are recognised in respect of the Group’s entire equity holding in the subsidiary.

Joint operations

A joint operation is a joint arrangement whereby the parties that have joint control have the rights to the assets, and obligations for the liabilities, relating to the arrangement or that other facts and circumstances indicate that this is the case. The Group’s share of assets, liabilities, revenue, expenses and cash flows are combined with the equivalent items in the financial statements on a line-by-line basis.

Any goodwill arising on the acquisition of the Group’s interest in a joint operation is accounted for in accordance with the Group’s accounting policy for goodwill arising on the acquisition of a subsidiary.

Joint ventures

A joint venture is a joint arrangement whereby the parties that have joint control have the rights to the net assets of the arrangement.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the joint venture is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of joint ventures, other than those joint ventures or part thereof that are held for sale (see note 7 ‘Discontinued operations and assets and liabilities held for sale’), are incorporated in the consolidated financial statements using the equity method of accounting. Under the equity method, investments in joint ventures are carried in the consolidated statement of financial position at cost adjusted for post-acquisition changes in the Group’s share of the net assets of the joint venture, less any impairment in the value of the investment. The Group’s share of post-tax profits or losses are recognised in the consolidated income statement. Losses of a joint venture in excess of the Group’s interest in that joint venture are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.

Associates

An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint arrangement.

Significant influence is the power to participate in the financial and operating policy decisions of the investee but where the Group does not have control or joint control over those policies.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the associate is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of associates are incorporated in the consolidated financial statements using the same equity method of accounting used for joint ventures, described above.

Joint operations

The Company’s principal joint operation has share capital consisting solely of ordinary shares and is indirectly held, and principally operates in the UK. The financial and operating activities of the operation are jointly controlled by the participating shareholders and are primarily designed for all but an insignificant amount of the output to be consumed by the shareholders.

		Country of	Percentage	Percentage
		incorporation or	shareholding[1]	shareholding[1]
Name of joint operation	Principal activity	registration	2022	2021
Cornerstone Telecommunications Infrastructure Limited	Network infrastructure	UK	50.0	50.0

Note:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.

Joint ventures and associates

	2022	2021
	€m	€m
Investments in joint ventures	3,781	4,249
Investments in associates	487	421
31 March	4,268	4,670

Joint ventures

The financial and operating activities of the Group’s joint ventures are jointly controlled by the participating shareholders. The participating shareholders have rights to the net assets of the joint ventures through their equity shareholdings. Unless otherwise stated, the Company’s principal joint ventures all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all joint ventures is also their principal place of operation.

		Country of	Percentage	Percentage
		incorporation or	shareholdings[1]	shareholdings[1]
Name of joint venture	Principal activity	registration	2022	2021
Infrastructture Wireless Italiane (INWIT) S.p.A.[2]	Network infrastructure	Italy	33.2	33.2
VodafoneZiggo Group Holding B.V.	Network operator	Netherlands	50.0	50.0
TPG Telecom Limited[3]	Network operator	Australia	25.1	25.1
Vodafone Idea Limited[4]	Network operator	India	47.6	44.4

Notes:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.
2	At 31 March 2022 the fair value of the Group’s interest in INWIT S.p.A. was €3,238 million (2021: €3,026 million) based on the quoted share price on the Milan Stock Exchange.
3	At 31 March 2022 the fair value of the Group’s interest in TPG Telecom Limited was AUD 2,818 million (€1,902 million) (2021: AUD 2,948 million (€1,911 million)) based on the quoted share price on ASX.
4	At 31 March 2022 the fair value of the Group’s interest in Vodafone Idea Limited was INR 148 billion (€1,750 million) (2021: INR 118 billion (€1,373 million)) based on the quoted share price on the National Stock Exchange of India.

Vodafone Idea Limited

The Group’s carrying value in Vodafone Idea Limited (‘VIL’) reduced to €nil at 30 September 2019. The Group’s share of VIL’s losses not recognised at 31 March 2022 is €5,120 million (31 March 2021: €3,562 million). Significant uncertainties exist in relation to VIL’s ability to generate the cash flow it requires to settle or its ability to refinance its liabilities and guarantees as they fall due (see note 29 ‘Contingent liabilities and legal proceedings’).

The value of the Group’s 21.0% shareholding in Indus Towers Limited is, in part, dependent on the income generated by Indus Towers Limited from tower rentals to major customers, including VIL. Any inability of these major customers to pay such amounts in the future may result in an impairment in the carrying value (31 March 2022: €1.0 billion) of the Group’s investment in Indus Towers Limited.

TPG Telecom Limited

TPG Telecom Limited is listed on the Australian Securities Exchange (‘ASX’). Vodafone and Hutchison Telecommunications (Australia) Limited each own an economic interest of 25.05%, with the remaining 49.9% listed as free float on the ASX. The financial information presented in the tables below includes debt held within the structure that holds the Group’s interest in TPG.

The following table provides aggregated financial information for the Group’s joint ventures as it relates to the amounts recognised in the income statement, statement of comprehensive income and statement of financial position.

INWIT S.p.A.

Financial information presented for INWIT S.p.A. for the years to 31 March 2022 and 31 March 2021 is based on INWIT S.p.A’s financial results and financial position as at 31 December 2021 and 31 December 2020, respectively, being the latest financial information available to the Group on completing the financial statements for each year.

				Profit/(loss) from
	Investment in joint ventures			continuing operations[2]
	2022	2021	2022	2021	2020
	€m	€m	€m	€m	€m
INWIT S.p.A.	2,851	2,920	27	3	–
VodafoneZiggo Group Holding B.V.	822	1,190	(19)	(232)	(64)
TPG Telecom Limited[1]	84	104	(5)	98	(35)
Indus Towers Limited	–	–	–	–	19
Vodafone Idea Limited	–	–	–	–	(2,546)
Other	24	35	(14)	(15)	(125)
Total	3,781	4,249	(11)	(146)	(2,751)

Notes:

1

Amounts presented reflect Vodafone Hutchison Australia Pty Limited results only until the date of the merger with TPG Telecom Limited on 26 June 2020, subsequent of which the combined results are presented.

2	Total Other comprehensive (expense)/income is not materially different to profit/(loss) from continuing operations.

Summarised financial information

Summarised financial information for each of the Group’s material joint ventures on a 100% ownership basis is set out below.

Financial information presented for the year to, and as at 31 March 2021, has been updated to reflect the release of full year financial information by VIL. As disclosed above, the Group’s investment in VIL was reduced to €nil in the year ended 31 March 2020 and the Group has not recorded any profit or loss in respect of its share of VIL’s results since that date.

	INWIT S.p.A.			VodafoneZiggo Group Holding B.V.
	2022	2021	2020	2022	2021	2020
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	785	562	–	4,056	4,010	3,948
Operating expenses	(70)	(46)	–	(2,104)	(2,058)	(2,163)
Depreciation and amortisation	(513)	(398)	–	(1,592)	(1,658)	(1,528)
Other income	–	–	–	–	25	–
Operating profit	202	118	–	360	319	257
Interest income	–	–	–	–	–	–
Interest expense	(90)	(101)	–	(276)	(658)	(343)
Profit/(loss) before tax	112	17	–	84	(339)	(86)
Income tax expense	(30)	(7)	–	(121)	(125)	(42)
Profit/(loss) from continuing operations[1]	82	10	–	(37)	(464)	(128)

	TPG Telecom Limited			Vodafone Idea Limited
	2022	2021	2020	2022	2021	2020
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	3,375	3,010	2,108	4,450	4,847	5,704
Operating expenses	(2,292)	(2,096)	(1,489)	(2,802)	(3,133)	(4,938)
Depreciation and amortisation	(914)	(769)	(508)	(2,390)	(2,442)	(2,426)
Other income	–	–	–	(34)	(2,135)	(6,627)
Operating profit/(loss)	169	145	111	(776)	(2,863)	(8,287)
Interest income	–	1	4	14	32	147
Interest expense	(122)	(201)	(256)	(2,297)	(2,035)	(1,740)
Profit/(loss) before tax	47	(55)	(141)	(3,059)	(4,866)	(9,880)
Income tax (expense)/credit	(27)	495	–	2	–	–
Profit/(loss) from continuing operations[1]	20	440	(141)	(3,057)	(4,866)	(9,880)

Note:

1	Total Other comprehensive income/(expense) is not materially different to profit/(loss) from continuing operations.

	INWIT S.p.A.		VodafoneZiggo Group Holding B.V.
	2022	2021	2022	2021
	€m	€m	€m	€m
Statement of financial position
Non-current assets	14,532	14,422	16,521	16,978
Current assets	270	256	739	911
Total assets	14,802	14,678	17,260	17,889
Equity shareholders’ funds	8,595	8,801	1,643	2,380
Non-current liabilities	5,672	5,536	13,187	13,025
Current liabilities	535	341	2,430	2,484
Cash and cash equivalents within current assets	96	120	190	330
Non-current liabilities excluding trade and other payables and provisions	5,420	5,314	13,007	12,466
Current liabilities excluding trade and other payables and provisions	319	185	1,282	1,154

	TPG Telecom Limited		Vodafone Idea Limited[1]
	2022	2021	2022	2021
	€m	€m	€m	€m
Statement of financial position
Non-current assets	10,638	10,272	17,267	17,975
Current assets	898	679	2,693	2,648
Total assets	11,536	10,951	19,960	20,623
Equity shareholders’ funds	3,129	3,121	(10,214)	(7,457)
Non-current liabilities	7,227	6,884	23,266	20,769
Current liabilities	1,180	946	6,908	7,315
Cash and cash equivalents within current assets	435	268	365	260
Non-current liabilities excluding trade and other payables and provisions	7,173	6,825	23,241	14,187
Current liabilities excluding trade and other payables and provisions	121	83	3,334	3,914

Note:

1	Includes certain amounts subject to an adjustment mechanism agreed as part of the formation of Vodafone Idea Limited. See note 29 ‘Contingent liabilities and legal proceedings’ for more detail.

The Group received dividends in the year ended 31 March 2022 from VodafoneZiggo Group Holding B.V. of €350 million (2021: €209 million, 2020: €148 million), from INWIT S.p.A of €96 million (2021: €42 million, 2020: €nil) and from TPG Telecom Ltd of €22 million (2021: €nil, 2020: nil).

Reconciliation of summarised financial information

The reconciliation of summarised financial information presented to the carrying amount of our interest in joint ventures is set out below:

	INWIT S.p.A.			VodafoneZiggo Group Holding B.V.
	2022	2021	2020	2022	2021	2020
	€m	€m	€m	€m	€m	€m
Equity shareholders’ funds	8,595	8,801		1,643	2,380
Interest in joint ventures[1]	2,851	2,920		822	1,190
Carrying value	2,851	2,920		822	1,190

Profit/(loss) from continuing operations	82	10	–	(37)	(464)	(128)
Share of profit/(loss)[1]	27	3	–	(19)	(232)	(64)
Share of profit/(loss)	27	3	–	(19)	(232)	(64)

	TPG Telecom Limited			Vodafone Idea Limited
	2022	2021	2020	2022	2021	2020
	€m	€m	€m	€m	€m	€m
Equity shareholders’ funds/(deficit)	3,129	3,121		(10,214)	(7,457)
Interest in joint ventures[1]	27	50		(4,863)	(3,310)
Impairment	–	–		(257)	(252)
Goodwill	57	54		–	–
Investment proportion not recognised	–	–		5,120	3,562
Carrying value	84	104		–	–

Profit/(loss) from continuing operations	20	440	(141)	(3,057)	(4,866)	(9,880)
Share of (loss)/profit[1]	(5)	98	(70)	(1,357)	(2,160)	(4,386)
Share of loss not recognised	–	–	35	1,357	2,160	1,840
Share of (loss)/profit[1]	(5)	98	(35)	–	–	(2,546)

Note:

1

The Group’s effective ownership percentages of Vodafone Idea Limited, VodafoneZiggo Group Holding B.V., Inwit S.p.A. and TPG Telecom Limited are 47.6%, 50.0%, 33.2% and 25.1% respectively, rounded to the nearest tenth of one percent.

Associates

Unless otherwise stated, the Company’s principal associates all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all associates is also their principal place of operation.

		Country of	Percentage	Percentage
		incorporation or	shareholding[1]	shareholding[1]
Name of associate	Principal activity	registration	2022	2021
Indus Towers Limited[2]	Network infrastructure	India	21.0	28.1
Safaricom PLC[3]	Network operator	Kenya	40.0	40.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.
2	At 31 March 2022, the fair value of the Group’s interest in Indus Towers Limited was INR 126 billion (€1,494 million) (2021: INR 186 billion (€2,161 million)) based on the closing quoted share price on the National Stock Exchange of India.
3	At 31 March 2022, the fair value of the Group’s interest in Safaricom PLC was KES 546 billion (€4,270 million) (2021: KES 580 billion (€4,513 million)) based on the closing quoted share price on the Nairobi Stock Exchange. The Group also holds two non-voting shares.

The tables below and overleaf provide aggregated financial information for the Group’s associates as it relates to the amounts recognised in the income statement, statement of comprehensive income and consolidated statement of financial position.

	Investment in associates		Profit from continuing operations[1]
	2022	2021	2022	2021	2020
	€m	€m	€m	€m	€m
Safaricom PLC	428	421	217	217	247
Indus Towers Limited[1]	–	–	–	274	–
Other	59	–	5	(3)	(1)
Total	487	421	222	488	246

Note:

1.	Indus Towers Limited was classified as held for sale at 31 March 2022 and 31 March 2021. See note 7 'Discontinued operations and assets held for sale'.

	Safaricom PLC			Indus Towers Limited
	2022	2021	2020	2022	2021	2020
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	2,318	2,083	2,310	3,122	2,421	2,365
Operating expenses	(1,164)	(1,030)	(1,122)	(1,480)	(1,247)	(1,336)
Depreciation and amortisation	(309)	(299)	(295)	(598)	(477)	(268)
Other income/(expense)	–	–	–	–	412	(592)
Operating profit	845	754	893	1,044	1,109	169
Interest income	9	12	26	–	61	32
Interest expense	(59)	(27)	(18)	(140)	(194)	(196)
Profit before tax	795	739	901	904	976	5
Income tax (expense)/credit	(270)	(197)	(282)	(272)	(168)	39
Profit from continuing operations and total comprehensive income	525	542	619	632	808	44
Attributable to:
- Owners of the parent	542	542	619	632	808	44
- Non-controlling interests	(17)	–	–	–	–	–

Statement of financial position
Non-current assets	2,173	1,333		5,359	5,271
Current assets	510	438		1,685	1,198
Total assets	2,683	1,771		7,044	6,469
Equity shareholders' funds	1,066	1,045		3,774	3,083
Non-controlling interests	312	–		–	–
Non-current liabilities	558	131		2,101	1,936
Current liabilities	747	595		1,169	1,450
Cash and cash equivalents within current assets	241	208		278	230
Non-current liabilities excluding trade and other payables and provisions	465	93		1,795	1,656
Current liabilities excluding trade and other payables and provisions	241	149		638	906

The reconciliation of summarised financial information presented to the carrying amount of our interest in the associate is set out below.

Equity shareholders' funds	1,066	1,045		3,774	3,083
Interest in associates	425	418		794	867
Goodwill	3	3		261	342
Transferred to assets held for sale	–	–		(959)	(1,257)
Investment proportion not recognised	–	–		(96)	48
Carrying value	428	421		–	–

Profit from continuing operations	542	542	619	632	808	44
Share of profit	217	217	247	178	306	19
Share of profit not recognised	–	–	–	(178)	(32)	–
Share of profit	217	217	247	–	274	19

During the year ended 31 March 2022, the Group received a dividend from Indus Towers Limited of €nil (2021: €201 million, 2020: €nil) and a dividend from Safaricom PLC of €170 million (2021: €171 million, 2020: €261 million).